UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21454

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

Diversified Mid-Cap Growth Fund

Investor Class (PRDMX)

This semi-annual shareholder report contains important information about Diversified Mid-Cap Growth Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Mid-Cap Growth Fund - Investor Class	$44	0.85%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,274,974
Number of Portfolio Holdings	282

Portfolio Turnover Rate	15.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	25.3%
Industrials & Business Services	18.5
Health Care	16.7
Consumer Discretionary	14.2
Financials	11.2
Communication Services	4.9
Energy	3.7
Consumer Staples	2.3
Real Estate	1.8
Other	1.4

Top Ten Holdings (as a % of Net Assets)

Crowdstrike Holdings	2.5%
Apollo Global Management	1.9
Trade Desk	1.6
Palantir Technologies	1.5
Cencora	1.5
Ross Stores	1.4
Spotify Technology	1.4
Cintas	1.4
Copart	1.3
Dexcom	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F149-053 8/24

Diversified Mid-Cap Growth Fund

Investor Class (PRDMX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Diversified Mid-Cap Growth Fund

I Class (RPTTX)

This semi-annual shareholder report contains important information about Diversified Mid-Cap Growth Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Mid-Cap Growth Fund - I Class	$35	0.68%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,274,974
Number of Portfolio Holdings	282

Portfolio Turnover Rate	15.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	25.3%
Industrials & Business Services	18.5
Health Care	16.7
Consumer Discretionary	14.2
Financials	11.2
Communication Services	4.9
Energy	3.7
Consumer Staples	2.3
Real Estate	1.8
Other	1.4

Top Ten Holdings (as a % of Net Assets)

Crowdstrike Holdings	2.5%
Apollo Global Management	1.9
Trade Desk	1.6
Palantir Technologies	1.5
Cencora	1.5
Ross Stores	1.4
Spotify Technology	1.4
Cintas	1.4
Copart	1.3
Dexcom	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F1084-053 8/24

Diversified Mid-Cap Growth Fund

I Class (RPTTX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRDMX Diversified Mid-Cap
Growth Fund –
.
RPTTX Diversified Mid-Cap
Growth Fund–
.
I Class

T. ROWE PRICE Diversified Mid-Cap Growth Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 39.85 $ 35.28 $ 47.37 $ 46.04 $ 36.66 $ 27.13
Investment
activities
Net investment
income (loss)
(1)(2)
(0.04) (0.02) (0.03) (0.20) (0.03) 0.07
Net realized and
unrealized gain/
loss 3.25 7.31 (11.63) 6.33 11.63 10.20
Total from
investment
activities 3.21 7.29 (11.66) 6.13 11.60 10.27
Distributions
Net investment
income — — — — (0.02) (0.05)
Net realized gain — (2.72) (0.43) (4.80) (2.20) (0.69)
Total distributions — (2.72) (0.43) (4.80) (2.22) (0.74)
NET ASSET
VALUE
End of period $ 43.06 $ 39.85 $ 35.28 $ 47.37 $ 46.04 $ 36.66

T. ROWE PRICE Diversified Mid-Cap Growth Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
8.06% 20.78% (24.63)% 13.74% 31.80% 37.90%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.85%
(4)
0.86% 0.87% 0.79% 0.80% 0.80%
Net expenses
after waivers/
payments by
Price Associates 0.85%
(4)
0.86% 0.87% 0.79% 0.80% 0.80%
Net investment
income (loss) (0.21)%
(4)
(0.05)% (0.08)% (0.41)% (0.08)% 0.20%
Portfolio turnover
rate 15.5% 49.7% 30.5% 33.3% 60.0% 10.9%
Net assets, end of
period (in millions) $1,070 $1,004 $922 $1,926 $1,761 $1,467
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Diversified Mid-Cap Growth Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 40.04 $ 35.38 $ 47.41 $ 46.09 $ 36.68 $ 27.14
Investment
activities
Net investment
income (loss)
(1)(2)
(0.01) 0.05 0.06 (0.13) 0.01 0.14
Net realized and
unrealized gain/
loss 3.27 7.35 (11.66) 6.33 11.66 10.18
Total from
investment
activities 3.26 7.40 (11.60) 6.20 11.67 10.32
Distributions
Net investment
income — (0.02) — — (0.02) (0.09)
Net realized gain — (2.72) (0.43) (4.88) (2.24) (0.69)
Total distributions — (2.74) (0.43) (4.88) (2.26) (0.78)
NET ASSET
VALUE
End of period $ 43.30 $ 40.04 $ 35.38 $ 47.41 $ 46.09 $ 36.68

T. ROWE PRICE Diversified Mid-Cap Growth Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
8.14% 21.04% (24.48)% 13.88% 31.99% 38.07%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.68%
(4)
0.68% 0.68% 0.65% 0.66% 0.67%
Net expenses
after waivers/
payments by
Price Associates 0.68%
(4)
0.68% 0.68% 0.65% 0.66% 0.67%
Net investment
income (loss) (0.04)%
(4)
0.13% 0.17% (0.27)% 0.03% 0.39%
Portfolio turnover
rate 15.5% 49.7% 30.5% 33.3% 60.0% 10.9%
Net assets, end
of period (in
thousands) $1,204,770 $1,051,766 $823,847 $577,684 $531,487 $324,557
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Diversified Mid-Cap Growth Fund
June 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.2%
COMMUNICATION SERVICES  4.9%
Entertainment  2.0%
ROBLOX, Class A (1) 290,900 10,825
Spotify Technology (1) 101,250 31,771
Take-Two Interactive Software (1) 15,653 2,434
45,030
Interactive Media & Services  1.0%
Pinterest, Class A (1) 434,400 19,144
Reddit , Class A (1) 54,636 3,491
22,635
Media  1.9%
Omnicom Group  73,000 6,548
Trade Desk, Class A (1) 377,908 36,910
43,458
Total Communication Services 111,123
CONSUMER DISCRETIONARY  14.2%
Broadline Retail  1.0%
Coupang  (1) 824,600 17,275
Ollie's Bargain Outlet Holdings (1) 51,400 5,046
22,321
Distributors  0.3%
Pool  24,500 7,530
7,530
Diversified Consumer Services  0.4%
Bright Horizons Family Solutions (1) 27,200 2,994
Duolingo  (1) 12,400 2,588
Service Corp International  49,212 3,500
9,082
Hotels, Restaurants & Leisure  6.9%
Cava Group (1) 50,200 4,656
Churchill Downs  49,300 6,882
Darden Restaurants  47,800 7,233
Domino's Pizza  27,300 14,096
DoorDash , Class A (1) 180,600 19,646
DraftKings , Class A (1) 374,180 14,283
Expedia Group (1) 45,100 5,682
Hilton Worldwide Holdings  110,890 24,196
Hyatt Hotels, Class A  16,700 2,537

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
MGM Resorts International (1) 50,600 2,249
Restaurant Brands International (2) 33,000 2,322
Royal Caribbean Cruises (1) 97,700 15,576
Viking Holdings (1) 140,531 4,770
Wingstop 31,100 13,145
Wynn Resorts  27,422 2,454
Yum! Brands  130,500 17,286
157,013
Household Durables  0.6%
NVR (1) 1,519 11,527
TopBuild  (1) 5,500 2,119
13,646
Specialty Retail  4.6%
AutoZone (1) 1,251 3,708
Burlington Stores (1) 41,648 9,995
Carvana  (1) 50,700 6,526
Dick's Sporting Goods  11,100 2,385
Five Below (1) 41,200 4,490
Floor & Decor Holdings, Class A (1) 27,700 2,754
RH (1) 8,200 2,004
Ross Stores  218,800 31,796
Tractor Supply  86,100 23,247
Ulta Beauty (1) 39,795 15,356
Williams-Sonoma  10,100 2,852
105,113
Textiles, Apparel & Luxury Goods  0.4%
On Holding, Class A (1)(2) 123,000 4,773
Skechers USA, Class A (1) 54,100 3,739
8,512
Total Consumer Discretionary 323,217
CONSUMER STAPLES  2.3%
Beverages  0.9%
Brown-Forman, Class B  139,392 6,020
Celsius Holdings (1) 159,846 9,126
Constellation Brands, Class A  17,600 4,528
19,674
Consumer Staples Distribution & Retail  0.7%
BJ's Wholesale Club Holdings (1) 46,474 4,082
Casey's General Stores  11,289 4,308
Performance Food Group (1) 76,950 5,087

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
U.S. Foods Holding (1) 51,200 2,713
16,190
Food Products  0.3%
Freshpet  (1) 32,600 4,218
Hershey  14,400 2,647
6,865
Household Products  0.1%
Church & Dwight  23,483 2,435
2,435
Personal Care Products  0.3%
elf Beauty (1) 19,600 4,130
Estee Lauder, Class A  16,900 1,798
5,928
Total Consumer Staples 51,092
ENERGY  3.7%
Energy Equipment & Services  0.5%
Halliburton  286,822 9,689
Noble  61,800 2,759
12,448
Oil, Gas & Consumable Fuels  3.2%
Cheniere Energy  138,100 24,144
Chesapeake Energy  42,500 3,493
Coterra Energy  84,300 2,248
Diamondback Energy  33,600 6,726
Magnolia Oil & Gas, Class A  163,200 4,136
Matador Resources  58,700 3,499
Permian Resources  459,100 7,414
Targa Resources  159,900 20,592
72,252
Total Energy 84,700
FINANCIALS  11.2%
Banks  0.6%
NU Holdings, Class A (1) 1,133,300 14,608
14,608
Capital Markets  4.9%
Ameriprise Financial  50,800 21,701
Ares Management, Class A  146,500 19,526
Blue Owl Capital  243,000 4,313
Cboe Global Markets  17,393 2,958
Coinbase Global, Class A (1) 25,750 5,723

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
FactSet Research Systems  18,650 7,614
LPL Financial Holdings  59,400 16,590
MarketAxess Holdings  14,900 2,988
Morningstar  13,954 4,128
MSCI  30,376 14,634
StepStone Group, Class A  59,400 2,726
TPG  53,000 2,197
Tradeweb Markets, Class A  67,051 7,107
112,205
Financial Services  3.4%
Apollo Global Management  369,300 43,603
Block (1) 151,100 9,745
Corpay  (1) 46,208 12,310
Euronet Worldwide (1) 26,600 2,753
Mr Cooper Group (1) 29,600 2,404
Toast, Class A (1) 156,600 4,036
WEX (1) 18,000 3,189
78,040
Insurance  2.3%
Arch Capital Group (1) 145,900 14,720
Arthur J Gallagher  37,400 9,698
Brown & Brown  97,900 8,753
Hartford Financial Services Group  52,900 5,318
Kinsale Capital Group  20,000 7,706
Ryan Specialty Holdings  93,379 5,408
51,603
Total Financials 256,456
HEALTH CARE  16.7%
Biotechnology  3.3%
Alkermes  (1) 71,000 1,711
Alnylam Pharmaceuticals (1) 55,680 13,530
Apellis Pharmaceuticals (1) 118,263 4,537
Argenx , ADR (1) 16,217 6,974
Ascendis Pharma, ADR (1) 19,960 2,722
BeiGene , ADR (1) 11,700 1,669
BioNTech , ADR (1) 16,728 1,344
Blueprint Medicines (1) 20,750 2,237
Exact Sciences (1) 68,118 2,878
Insmed  (1) 39,200 2,626
Legend Biotech, ADR (1) 80,600 3,570
Natera  (1) 63,400 6,866
Neurocrine Biosciences (1) 77,122 10,617

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Sarepta Therapeutics (1) 62,500 9,875
United Therapeutics (1) 7,100 2,262
Vaxcyte  (1) 32,000 2,416
75,834
Health Care Equipment & Supplies  5.4%
Alcon  25,100 2,236
Align Technology (1) 51,100 12,337
Dexcom  (1) 260,900 29,581
Globus Medical, Class A (1) 75,400 5,164
IDEXX Laboratories (1) 56,200 27,381
Inspire Medical Systems (1) 18,400 2,462
Insulet  (1) 50,006 10,091
Lantheus Holdings (1) 51,100 4,103
Masimo  (1) 19,800 2,494
Penumbra (1) 31,003 5,579
ResMed 90,820 17,385
STERIS  21,300 4,676
123,489
Health Care Providers & Services  3.3%
Cardinal Health  118,925 11,693
Cencora 150,400 33,885
Chemed  13,300 7,216
Encompass Health  40,600 3,483
Molina Healthcare (1) 31,809 9,457
Tenet Healthcare (1) 76,000 10,110
75,844
Health Care Technology  0.7%
Veeva Systems, Class A (1) 91,095 16,671
16,671
Life Sciences Tools & Services  3.9%
Agilent Technologies  58,718 7,612
Bio-Rad Laboratories, Class A (1) 6,211 1,696
Bio- Techne 94,100 6,742
Bruker  59,400 3,790
Charles River Laboratories International (1) 9,500 1,962
ICON (1) 19,200 6,019
IQVIA Holdings (1) 111,700 23,618
Medpace Holdings (1) 17,550 7,228
Mettler -Toledo International (1) 7,800 10,901
Repligen  (1) 26,104 3,291
West Pharmaceutical Services  51,339 16,911
89,770

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Pharmaceuticals  0.1%
Elanco Animal Health (1) 135,300 1,953
1,953
Total Health Care 383,561
INDUSTRIALS & BUSINESS SERVICES  18.5%
Aerospace & Defense  2.1%
Axon Enterprise (1) 61,000 17,949
BWX Technologies  31,800 3,021
HEICO  51,900 11,605
Howmet Aerospace  91,900 7,134
Loar Holdings (1) 48,200 2,575
TransDigm Group  3,400 4,344
46,628
Building Products  1.6%
Advanced Drainage Systems  44,000 7,057
Allegion  28,700 3,391
Carrier Global  40,400 2,549
Fortune Brands Innovations  34,551 2,244
Lennox International  4,200 2,247
Trane Technologies  42,600 14,012
Trex  (1) 76,000 5,633
37,133
Commercial Services & Supplies  4.1%
Cintas  44,900 31,442
Clean Harbors (1) 38,900 8,797
Copart  (1) 546,900 29,620
RB Global  102,200 7,804
Republic Services  27,800 5,403
Rollins  83,793 4,088
Waste Connections  31,575 5,537
92,691
Construction & Engineering  1.0%
API Group (1) 75,200 2,830
Comfort Systems USA  19,428 5,908
Quanta Services  36,514 9,278
WillScot Mobile Mini Holdings (1) 95,300 3,587
21,603
Electrical Equipment  1.4%
AMETEK  45,037 7,508
GE Vernova  (1) 14,000 2,401
Hubbell  27,100 9,905

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
nVent Electric  27,500 2,107
Rockwell Automation  16,812 4,628
Vertiv Holdings, Class A  57,100 4,943
31,492
Ground Transportation  1.2%
Old Dominion Freight Line  133,634 23,600
Saia (1) 9,900 4,695
28,295
Machinery  0.9%
AGCO  17,500 1,713
Esab 61,678 5,824
Otis Worldwide  28,200 2,715
RBC Bearings (1) 12,873 3,473
Toro  30,447 2,847
Westinghouse Air Brake Technologies  17,800 2,813
19,385
Professional Services  4.5%
Booz Allen Hamilton Holding  103,570 15,939
Broadridge Financial Solutions  71,646 14,114
Dayforce  (1)(2) 26,829 1,331
Equifax  25,500 6,183
FTI Consulting (1) 17,492 3,770
KBR  68,700 4,406
Paychex  187,700 22,254
Paylocity Holding (1) 36,300 4,786
Verisk Analytics  97,200 26,200
Verra Mobility (1) 83,400 2,269
101,252
Trading Companies & Distributors  1.7%
Fastenal  276,600 17,381
Ferguson  25,200 4,880
SiteOne Landscape Supply (1) 35,954 4,365
United Rentals  10,400 6,726
Watsco 10,700 4,957
38,309
Total Industrials & Business Services 416,788
INFORMATION TECHNOLOGY  24.6%
Communications Equipment  0.2%
Ciena  (1) 39,700 1,913
Motorola Solutions  6,000 2,316
4,229

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Electronic Equipment, Instruments & Components  2.6%
Amphenol, Class A  414,074 27,896
CDW  83,278 18,641
Celestica (1) 83,200 4,770
Keysight Technologies (1) 14,600 1,997
TE Connectivity  25,700 3,866
Zebra Technologies, Class A (1) 9,000 2,780
59,950
IT Services  3.3%
Cloudflare , Class A (1) 234,900 19,457
EPAM Systems (1) 8,872 1,669
Gartner (1) 49,006 22,007
Globant  (1) 10,798 1,925
GoDaddy , Class A (1) 108,900 15,214
MongoDB (1) 55,955 13,986
74,258
Semiconductors & Semiconductor Equipment  4.0%
Astera Labs (1) 18,666 1,130
Enphase Energy (1) 48,300 4,816
Entegris 43,539 5,895
First Solar (1) 11,760 2,651
Lattice Semiconductor (1) 99,179 5,751
Microchip Technology  241,468 22,094
MKS Instruments  17,400 2,272
Monolithic Power Systems  34,800 28,595
ON Semiconductor (1) 43,438 2,978
Onto Innovation (1) 32,125 7,053
Teradyne  54,750 8,119
91,354
Software  13.8%
Appfolio , Class A (1) 13,100 3,204
AppLovin , Class A (1) 67,000 5,576
Bentley Systems, Class B  113,157 5,585
BILL Holdings (1) 26,500 1,394
Braze, Class A (1) 59,400 2,307
Canva , Acquisition Date: 8/16/21 - 11/4/21, Cost $1,936 (1)(3)
(4) 1,136 1,212
Confluent, Class A (1) 198,752 5,869
Crowdstrike Holdings, Class A (1) 146,833 56,265
CyberArk Software (1) 23,500 6,425
Databricks , Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $835 (1)(3)(4) 52,161 3,834

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Datadog , Class A (1) 213,846 27,734
Descartes Systems Group (1) 53,900 5,220
DocuSign (1) 137,400 7,351
Dynatrace  (1) 179,273 8,021
Elastic (1) 59,700 6,800
Fair Isaac (1) 17,600 26,200
Fortinet (1) 34,200 2,061
Guidewire Software (1) 17,100 2,358
HubSpot  (1) 32,649 19,256
Manhattan Associates (1) 55,975 13,808
Monday.com (1) 21,125 5,086
Nutanix , Class A (1) 140,900 8,010
Palantir Technologies, Class A (1) 1,369,606 34,692
Procore Technologies (1) 43,970 2,916
PTC (1) 46,734 8,490
Samsara, Class A (1) 317,423 10,697
Snyk , Acquisition Date: 9/3/21, Cost $1,690 (1)(3)(4) 117,787 1,143
Socure , Acquisition Date: 12/22/21, Cost $432 (1)(3)(4) 26,874 168
Tanium, Class B, Acquisition Date: 9/24/20, Cost $547 (1)(3)(4) 48,005 236
Tyler Technologies (1) 25,544 12,843
Workiva  (1) 26,500 1,934
Zscaler  (1) 93,501 17,970
314,665
Technology Hardware, Storage & Peripherals  0.7%
Pure Storage, Class A (1) 154,300 9,907
Super Micro Computer (1) 6,700 5,490
15,397
Total Information Technology 559,853
MATERIALS  0.8%
Chemicals  0.2%
CF Industries Holdings  25,800 1,912
RPM International  26,273 2,829
4,741
Construction Materials  0.3%
Vulcan Materials  23,400 5,819
5,819
Containers & Packaging  0.1%
Avery Dennison  10,200 2,230
2,230

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Metals & Mining  0.2%
Steel Dynamics  27,100 3,510
3,510
Total Materials 16,300
REAL ESTATE  1.8%
Industrial Real Estate Investment Trusts  0.2%
Rexford Industrial Realty, REIT  43,300 1,931
Terreno Realty, REIT  34,600 2,047
3,978
Real Estate Management & Development  0.4%
CoStar Group (1) 132,300 9,809
9,809
Residential Real Estate Investment Trusts  0.1%
Equity LifeStyle Properties, REIT  42,100 2,742
2,742
Retail Real Estate Investment Trusts  0.2%
Simon Property Group, REIT  34,500 5,237
5,237
Specialized Real Estate Investment Trusts  0.9%
CubeSmart , REIT  79,800 3,605
Iron Mountain, REIT  80,300 7,196
Lamar Advertising, Class A, REIT  72,120 8,621
19,422
Total Real Estate 41,188
UTILITIES  0.5%
Independent Power & Renewable Electricity
Producers  0.5%
Vistra 142,200 12,226
Total Utilities 12,226
Total Common Stocks (Cost $1,538,300) 2,256,504
CONVERTIBLE PREFERRED STOCKS  0.7%
HEALTH CARE  0.0%
Biotechnology  0.0%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $1,626 (1)(3)(4) 200,815 731
Total Health Care 731

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  0.7%
Software  0.7%
Canva , Series A, Acquisition Date: 11/4/21, Cost $116 (1)(3)(4) 68 72
Canva , Series A-3, Acquisition Date: 11/4/21, Cost $5 (1)(3)(4) 3 3
Databricks , Series F, Acquisition Date: 10/22/19,
Cost $1,552 (1)(3)(4) 108,447 7,971
Databricks , Series G, Acquisition Date: 2/1/21, Cost $775 (1)
(3)(4) 13,101 963
Databricks , Series H, Acquisition Date: 8/31/21, Cost $2,225 (1)
(3)(4) 30,282 2,226
DataRobot , Series G, Acquisition Date: 6/11/21, Cost $2,174 (1)
(3)(4) 79,458 332
Rappi , Series E, Acquisition Date: 9/8/20, Cost $2,929 (1)(3)(4) 49,017 1,114
Snyk , Series F, Acquisition Date: 9/3/21, Cost $2,816 (1)(3)(4) 197,401 1,915
Socure , Series A, Acquisition Date: 12/22/21, Cost $525 (1)(3)
(4) 32,662 204
Socure , Series A-1, Acquisition Date: 12/22/21, Cost $431 (1)
(3)(4) 26,807 168
Socure , Series B, Acquisition Date: 12/22/21, Cost $8 (1)(3)(4) 485 3
Socure , Series E, Acquisition Date: 10/27/21, Cost $998 (1)(3)
(4) 62,133 388
Tanium, Series G, Acquisition Date: 8/26/15, Cost $985 (1)(3)
(4) 198,465 974
Total Information Technology 16,333
Total Convertible Preferred Stocks (Cost $17,165) 17,064
SHORT-TERM INVESTMENTS  0.1%
Money Market Funds  0.1%
T. Rowe Price Government Reserve Fund, 5.38% (5)(6) 1,783,877 1,784
Total Short-Term Investments (Cost $1,784) 1,784

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 5.38% (5)(6) 8,011,941 8,012
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 8,012
Total Securities Lending Collateral (Cost $8,012) 8,012
Total Investments in Securities
100.4% of Net Assets
(Cost $1,565,261) $ 2,283,364
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3. All or a portion of this security is on loan at June 30, 2024.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $23,657 and represents 1.0% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.38% $ — $ — $ 44++
Totals $ —# $ — $ 44+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
T. Rowe Price Government
Reserve Fund, 5.38% $ 34,841  ¤  ¤ $ 9,796
Total $ 9,796^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income compr ised $44 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,796.

T. ROWE PRICE Diversified Mid-Cap Growth Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,565,261) $ 2,283,364
Receivable for investment securities sold 4,704
Receivable for shares sold 2,034
Dividends receivable 439
Cash 9
Other assets 159
Total assets 2,290,709
Liabilities
Obligation to return securities lending collateral 8,012
Payable for investment securities purchased 4,974
Payable for shares redeemed 1,316
Investment management fees payable 1,173
Due to affiliates 110
Payable to directors 2
Other liabilities 148
Total liabilities 15,735
NET ASSETS $ 2,274,974

T. ROWE PRICE Diversified Mid-Cap Growth Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 764,893
Paid-in capital applicable to 52,680,935 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 1,510,081
NET ASSETS $ 2,274,974
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,070,204; Shares outstanding:
24,854,682) $ 43.06
I Class
(Net assets: $1,204,770; Shares outstanding:
27,826,253) $ 43.30

T. ROWE PRICE Diversified Mid-Cap Growth Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $25) $ 6,954
Securities lending 8
Other 1
Total income 6,963
Expenses
Investment management 6,961
Shareholder servicing
Investor Class $ 992
I Class 124 1,116
Prospectus and shareholder reports
Investor Class 16
I Class 7 23
Custody and accounting 120
Registration 41
Legal and audit 21
Directors 4
Miscellaneous 15
Total expenses 8,301
Net investment loss (1,338)
Realized and Unrealized Gain / Loss –
Net realized gain on securities 48,885
Change in net unrealized gain / loss on securities 118,140
Net realized and unrealized gain / loss 167,025
INCREASE IN NET ASSETS FROM OPERATIONS $ 165,687

T. ROWE PRICE Diversified Mid-Cap Growth Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) $ (1,338) $ 698
Net realized gain 48,885 194,253
Change in net unrealized gain / loss 118,140 163,583
Increase in net assets from operations 165,687 358,534
Distributions to shareholders
Net earnings
Investor Class – (64,653)
I Class – (67,470)
Decrease in net assets from distributions – (132,123)
Capital share transactions
*
Shares sold
Investor Class 116,188 126,511
I Class 150,084 199,235
Distributions reinvested
Investor Class – 63,550
I Class – 64,948
Shares redeemed
Investor Class (129,993) (224,537)
I Class (82,392) (146,856)
Increase in net assets from capital share
transactions 53,887 82,851
Net Assets
Increase during period 219,574 309,262
Beginning of period 2,055,400 1,746,138
End of period $ 2,274,974 $ 2,055,400
*Share information (000s)
Shares sold
Investor Class 2,742 3,257
I Class 3,508 5,160
Distributions reinvested
Investor Class – 1,618
I Class – 1,646
Shares redeemed
Investor Class (3,072) (5,835)
I Class (1,952) (3,820)
Increase in shares outstanding 1,226 2,026

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies. The fund has two classes of shares: the Diversified
Mid-Cap Growth Fund (Investor Class) and the Diversified Mid-Cap Growth
Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any,

T. ROWE PRICE Diversified Mid-Cap Growth Fund

are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties

T. ROWE PRICE Diversified Mid-Cap Growth Fund

and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended June 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2024, totaled $(201,000) for the six months ended June 30, 2024.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,249,911 $ — $ 6,593 $ 2,256,504
Convertible Preferred Stocks — — 17,064 17,064
Short-Term Investments 1,784 — — 1,784
Securities Lending Collateral 8,012 — — 8,012
Total $ 2,259,707 $ — $ 23,657 $ 2,283,364
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Ending
Balance
6/30/24
Investment in Securities
Common Stocks $ 6,647 $ (54) $ 6,593
Convertible Preferred Stocks 17,211 (147) 17,064
Total $ 23,858 $ (201) $ 23,657

T. ROWE PRICE Diversified Mid-Cap Growth Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
June 30, 2024, the value of loaned securities was $7,827,000; the value of cash collateral and related investments was $8,012,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $390,872,000 and
$339,227,000, respectively, for the six months ended June 30, 2024.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $1,570,157,000. Net unrealized gain aggregated $713,207,000 at period-end, of which $766,654,000 related to appreciated investments and $53,447,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2024, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to

T. ROWE PRICE Diversified Mid-Cap Growth Fund

the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended June 30, 2024 as indicated in the table below. At June 30, 2024, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended June 30,
2024, expenses incurred pursuant to these service agreements were $58,000 for Price Associates; $630,000 for T. Rowe Price Services, Inc.; and $7,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class I Class
Expense limitation/I Class Limit 0.99% 0.05%
Expense limitation date 02/28/27 02/28/27
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Diversified Mid-Cap Growth Fund

fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the third quintile (Expense Group and Expense
Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F149-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Mid-Cap Growth Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024